Vanguard® Ultra-Short Bond ETF
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.9%)
U.S. Government Securities (5.9%)
	United States Treasury Note/Bond	0.125%	8/31/23	55,000	52,955
	United States Treasury Note/Bond	0.375%	10/31/23	49,700	47,634
	United States Treasury Note/Bond	2.625%	12/31/23	70,800	69,329
Total U.S. Government and Agency Obligations (Cost $173,145)					169,918
Asset-Backed/Commercial Mortgage-Backed Securities (11.8%)
[1]	Ally Auto Receivables Trust Class A2 Series 2022-1	2.670%	4/15/25	8,000	7,919
[1]	Ally Auto Receivables Trust Class A3 Series 2019-3	1.930%	5/15/24	102	102
[1]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	3,500	3,429
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2021-4	0.450%	9/15/25	322	321
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-2	0.680%	5/13/25	1,210	1,209
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-4	0.860%	2/13/26	800	788
[1]	AmeriCredit Automobile Receivables Trust Class A2 Series 2021-2	0.260%	11/18/24	818	815
[1]	AmeriCredit Automobile Receivables Trust Class A2A Series 2022-2	4.200%	12/18/25	11,890	11,822
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	3,000	2,901
[1]	AmeriCredit Automobile Receivables Trust Class C Series 2018-2	3.590%	6/18/24	732	732
[1,2]	ARI Fleet Lease Trust Class A2 Series 2021-A	0.370%	3/15/30	4,419	4,333
[1,2]	ARI Fleet Lease Trust Class A2 Series 2022-A	3.120%	1/15/31	1,000	981
[1,2]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	500	478
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-2A	2.970%	3/20/24	3,500	3,486
[1]	BMW Vehicle Lease Trust Class A2 Series 2022-1	0.670%	5/28/24	2,530	2,506
[1]	BMW Vehicle Owner Trust Class A2A Series 2022-A	2.520%	12/26/24	5,500	5,443
[1]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	4,250	4,147
[1,2]	Canadian Pacer Auto Receivables Trust Class A2A Series 2021-1A	0.240%	10/19/23	150	150
[1]	Capital One Prime Auto Receivables Trust Class A2 Series 2021-1	0.320%	2/18/25	984	973
[1]	Capital One Prime Auto Receivables Trust Class A2a Series 2022-2	3.740%	9/15/25	8,000	7,953
[1]	CarMax Auto Owner Trust Class A2 Series 2022-1	0.910%	2/18/25	3,623	3,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	CarMax Auto Owner Trust Class A2A Series 2021-2	0.270%	6/17/24	617	616
[1]	CarMax Auto Owner Trust Class A2A Series 2021-3	0.290%	9/16/24	1,690	1,680
[1]	CarMax Auto Owner Trust Class A2A Series 2021-4	0.240%	11/15/24	828	821
[1]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	1,200	1,174
[1]	Carvana Auto Receivables Trust Class A2 Series 2021-P3	0.380%	1/10/25	643	637
[1]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	1,500	1,458
[1,2]	Chase Auto Owner Trust Class A2 Series 2022-AA	3.860%	10/27/25	6,500	6,456
[1]	CNH Equipment Trust Class A2 Series 2021-C	0.330%	1/15/25	884	873
[1]	CNH Equipment Trust Class A2 Series 2022-B	3.940%	12/15/25	2,790	2,772
[1]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	169	166
[1,2,3,4]	Connecticut Avenue Securities Trust Class 1M1 Series 2021-R01, SOFR + 0.750%	3.031%	10/25/41	931	929
[1,2]	Dell Equipment Finance Trust Class A2 Series 2021-2	0.330%	12/22/26	873	860
[1,2]	Dell Equipment Finance Trust Class A2 Series 2022-2	4.030%	7/22/27	3,270	3,247
[1,2]	DLL LLC Class A4 Series 2019-MT3	2.150%	9/21/26	794	792
[1,2]	DLLAA LLC Class A2 Series 2021-1A	0.360%	5/17/24	1,641	1,627
[1,2]	DLLAD LLC Class A2 Series 2021-1A	0.350%	9/20/24	2,719	2,671
[1,2]	Dllmt LLC Class A2 Series 2021-1	0.600%	3/20/24	1,380	1,361
[1,2]	DLLST LLC Class A3 Series 2022-1A	3.400%	1/21/25	3,000	2,936
[1,2]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	1,500	1,453
[1,2]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	1,289	1,252
[1]	Drive Auto Receivables Trust Class A3 Series 2021-2	0.350%	3/17/25	731	731
[1]	Drive Auto Receivables Trust Class A3 Series 2021-3	0.790%	10/15/25	1,160	1,147
[1]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	1,182	1,178
[1]	Drive Auto Receivables Trust Class C Series 2019-4	2.510%	11/17/25	137	136
[1]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	5,283	5,282
[1]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	165	165
[1,2]	DT Auto Owner Trust Class A Series 2021-1A	0.350%	1/15/25	18	18
[1,2]	DT Auto Owner Trust Class A Series 2021-2A	0.410%	3/17/25	876	870
[1,2]	DT Auto Owner Trust Class A Series 2021-3A	0.330%	4/15/25	572	565
[1,2]	DT Auto Owner Trust Class A Series 2021-4	0.560%	9/15/25	651	638
[1,2]	DT Auto Owner Trust Class A Series 2022-2A	2.880%	6/15/26	4,550	4,485
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2019-3	2.060%	5/20/25	95	95
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	3,983	3,816
[1]	Exeter Automobile Receivables Trust Class A3 Series 2021-3A	0.350%	2/18/25	368	367
[1]	Exeter Automobile Receivables Trust Class A3 Series 2021-4A	0.680%	7/15/25	476	474
[1]	Exeter Automobile Receivables Trust Class A3 Series 2022-2A	2.800%	11/17/25	2,500	2,464
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Class 2M1 Series 2021-R02, SOFR + 0.900%	3.181%	11/25/41	1,566	1,567
[1,2]	Flagship Credit Auto Trust Class A Series 2021-2	0.370%	12/15/26	1,479	1,459
[1,2]	Flagship Credit Auto Trust Class A Series 2021-3	0.360%	7/15/27	1,106	1,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Flagship Credit Auto Trust Class A Series 2021-4	0.810%	7/17/26	1,088	1,058
[1]	Ford Credit Auto Lease Trust Class A2 Series 2021-B	0.240%	4/15/24	1,704	1,693
[1]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	3,780	3,673
[1]	Ford Credit Auto Lease Trust Class A4 Series 2022-A	3.370%	7/15/25	1,750	1,704
[1]	Ford Credit Auto Lease Trust Class C Series 2021-A	0.780%	9/15/25	1,050	1,022
[1]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	1,250	1,224
[1,2]	Ford Credit Auto Owner Trust Class A Series 2018-2	3.470%	1/15/30	1,860	1,844
[1,2]	Ford Credit Auto Owner Trust Class A Series 2019-1	3.520%	7/15/30	6,330	6,228
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-B	3.440%	2/15/25	8,750	8,686
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-C	4.520%	4/15/25	3,530	3,531
[1]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	796	794
[1]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.300%	4/15/24	1,000	986
[1]	Ford Credit Floorplan Master Owner Trust A Class B Series 2020-1	0.980%	9/15/25	1,100	1,056
[1]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	4,720	4,543
[1]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	500	484
[1,2,3,4]	Freddie Mac STACR REMIC Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	3.081%	10/25/41	1,570	1,539
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2021-3A	0.420%	1/15/25	362	359
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2021-4A	0.840%	7/15/25	902	888
[1,2]	GLS Auto Receivables Trust Class A Series 2021-2A	0.310%	11/15/24	644	643
[1,2]	GLS Auto Receivables Trust Class A Series 2022-1A	1.980%	8/15/25	1,394	1,374
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2022-2	3.540%	5/20/26	2,750	2,689
[1]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	1,750	1,709
[1]	GM Financial Consumer Automobile Receivables Trust Class A2 Series 2022-1	0.760%	2/18/25	2,527	2,491
[1]	GM Financial Consumer Automobile Receivables Trust Class A2A Series 2022-3 Class A2A	3.500%	9/16/25	9,720	9,621
[1,4]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	350	344
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	1,250	1,208
[1,2]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	1,760	1,721
[1,2]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	510	496
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2019-4	1.830%	1/18/24	456	455
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.810%	3/18/25	4,750	4,718
[1,2]	HPEFS Equipment Trust Class A2 Series 2021-2A	0.300%	9/20/28	1,793	1,782
[1,2]	HPEFS Equipment Trust Class A2 Series 2022-1A	1.020%	5/21/29	1,500	1,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	HPEFS Equipment Trust Class A3 Series 2021-2A	0.360%	9/20/28	2,500	2,426
[1,2]	HPEFS Equipment Trust Class A3 Series 2022-2A	3.760%	9/20/29	1,780	1,749
[1,2]	Hyundai Auto Lease Securitization Trust Class A2 Series 2021-C	0.240%	1/16/24	1,741	1,726
[1,2]	Hyundai Auto Lease Securitization Trust Class A2 Series 2022-A	0.810%	4/15/24	3,457	3,396
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-B	0.330%	6/17/24	1,500	1,464
[1,2]	Hyundai Auto Lease Securitization Trust Class B Series 2021-A	0.610%	10/15/25	4,150	4,028
[1]	Hyundai Auto Receivables Trust Class A2 Series 2022-B	3.640%	5/15/25	5,190	5,150
[1]	Hyundai Auto Receivables Trust Class A2A Series 2021-C	0.360%	10/15/24	4,989	4,926
[1]	John Deere Owner Trust Class A2 Series 2022-B	3.730%	6/16/25	3,180	3,157
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	3,110	2,997
[1,2]	Kubota Credit Owner Trust Class A2 Series 2022-2	4.070%	6/17/25	3,920	3,887
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	5,000	4,829
[1]	Nissan Auto Lease Trust Class A2 Series 2021-A	0.300%	12/15/23	1,445	1,434
[1]	Nissan Auto Lease Trust Class A3 Series 2021-A	0.520%	8/15/24	2,240	2,175
[1]	Nissan Auto Receivables Owner Trust Class A2 Series 2022-B	4.500%	8/15/25	6,530	6,523
[1,2,4]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	3.724%	2/3/53	1,129	1,121
[1,2]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	955	922
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	4,600	4,518
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-4	4.140%	2/16/27	1,750	1,733
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-5	4.110%	8/17/26	4,200	4,155
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-6	4.490%	11/16/26	1,130	1,121
[1]	Santander Drive Auto Receivables Trust Class B Series 2021-2	0.590%	9/15/25	5,724	5,696
[1]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	416	416
[1]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	38	38
[1,2]	Santander Retail Auto Lease Trust Class A2 Series 2021-B	0.310%	1/22/24	1,416	1,408
[1,2]	Santander Retail Auto Lease Trust Class A2 Series 2021-C	0.290%	4/22/24	432	431
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	3,000	2,881
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-C	0.500%	3/20/25	610	590
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2020-A	1.760%	3/20/24	809	808
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2022-B	3.330%	10/20/26	1,250	1,202
[1,2]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	1,750	1,691
[1]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	2,000	1,939
[1,2]	Tesla Auto Lease Trust Class A2 Series 2021-B	0.360%	9/22/25	1,529	1,492
[1,2]	Tesla Auto Lease Trust Class A3 Series 2020-A	0.680%	12/20/23	4,213	4,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Toyota Auto Receivables Owner Trust Class A2a Series 2022-C	3.830%	8/15/25	7,250	7,208
[1,2]	Toyota Lease Owner Trust Class A2 Series 2021-A	0.270%	9/20/23	515	514
[1,2]	Toyota Lease Owner Trust Class A3 Series 2021-B	0.420%	10/21/24	1,800	1,734
[1]	Verizon Master Trust Class A1a Series 2022-5	3.720%	7/20/27	7,500	7,410
[1]	Verizon Master Trust Class B Series 2022-1	1.270%	1/20/27	3,500	3,406
[1]	Verizon Master Trust Class B Series 2022-1	1.390%	1/20/27	1,500	1,458
[1]	Verizon Owner Trust Class C Series 2019-C	2.160%	4/22/24	3,000	2,981
[1]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	2,740	2,623
[1]	Volkswagen Auto Lease Trust Class A2 Series 2022-A	3.020%	10/21/24	10,000	9,876
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-1A	0.390%	10/15/24	240	238
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-2A	0.320%	4/15/25	1,969	1,948
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2021-3A	0.950%	6/16/25	2,780	2,695
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2022-1A	2.420%	7/15/25	1,900	1,848
[1,2]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	780	761
[1]	World Omni Auto Receivables Trust Class A2 Series 2021-D	0.350%	12/16/24	1,270	1,256
[1]	World Omni Auto Receivables Trust Class A2 Series 2022-C	3.730%	3/16/26	8,000	7,923
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2022-A	3.340%	6/15/27	540	526
[1]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	790	768
[1]	World Omni Select Auto Trust Class A2 Series 2021-A	0.290%	2/18/25	522	520
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $343,337)					338,327
Corporate Bonds (68.2%)
Communications (3.7%)
	AT&T Inc.	0.900%	3/25/24	199	189
	British Telecommunications plc	4.500%	12/4/23	630	625
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	719	711
	Comcast Corp.	3.700%	4/15/24	1,136	1,117
[2]	Cox Communications Inc.	2.950%	6/30/23	9,540	9,402
[2]	Deutsche Telekom International Finance BV	2.485%	9/19/23	5,940	5,795
	Discovery Communications LLC	2.950%	3/20/23	11,053	10,965
	Discovery Communications LLC	3.950%	6/15/25	2,096	2,003
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,096	4,013
[2]	Magallanes Inc.	3.428%	3/15/24	3,915	3,787
[2]	NTT Finance Corp.	0.373%	3/3/23	7,810	7,677
[2]	NTT Finance Corp.	0.583%	3/1/24	1,390	1,310
[2]	NTT Finance Corp.	4.142%	7/26/24	5,540	5,468
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	5,237	5,089
[2]	Sky Ltd.	3.125%	11/26/22	15,300	15,275
	Sprint Corp.	7.875%	9/15/23	7,895	8,005
	Take-Two Interactive Software Inc.	3.300%	3/28/24	13,312	12,976
	TWDC Enterprises 18 Corp.	2.350%	12/1/22	3,806	3,796
[5]	Verizon Communications Inc.	3.500%	2/17/23	4,820	3,073
[5]	Vodafone Group plc	3.250%	12/13/22	5,470	3,494
	Vodafone Group plc	2.950%	2/19/23	299	297
					105,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consumer Discretionary (6.1%)
	Amazon.com Inc.	2.500%	11/29/22	1,265	1,263
	Amazon.com Inc.	2.400%	2/22/23	138	137
	American Honda Finance Corp.	0.400%	10/21/22	50	50
	American Honda Finance Corp.	2.600%	11/16/22	635	634
	American Honda Finance Corp.	2.050%	1/10/23	146	145
	American Honda Finance Corp.	1.950%	5/10/23	1,352	1,334
	American Honda Finance Corp.	0.875%	7/7/23	2,000	1,944
	American Honda Finance Corp.	3.450%	7/14/23	1,453	1,439
	American Honda Finance Corp.	0.650%	9/8/23	3,500	3,368
	American Honda Finance Corp.	3.625%	10/10/23	22,631	22,389
	American Honda Finance Corp.	3.550%	1/12/24	4,000	3,944
	AutoZone Inc.	2.875%	1/15/23	1,511	1,502
	AutoZone Inc.	3.125%	7/15/23	6,561	6,471
[2]	BMW US Capital LLC	3.800%	4/6/23	1,430	1,424
[2]	BMW US Capital LLC	3.450%	4/12/23	6,480	6,443
[2]	BMW US Capital LLC	2.250%	9/15/23	3,830	3,738
[2]	BMW US Capital LLC	0.800%	4/1/24	2,615	2,465
[2]	BMW US Capital LLC	3.150%	4/18/24	2,313	2,251
[2]	Daimler Finance North America LLC	3.350%	2/22/23	545	542
[2]	Daimler Finance North America LLC	1.750%	3/10/23	5,320	5,250
[2]	Daimler Finance North America LLC	3.700%	5/4/23	547	542
[2]	Daimler Finance North America LLC	3.650%	2/22/24	4,280	4,199
[2]	Daimler Finance North America LLC	3.250%	8/1/24	3,514	3,398
[2]	ERAC USA Finance LLC	3.300%	10/15/22	2,031	2,030
[2]	ERAC USA Finance LLC	2.700%	11/1/23	12,081	11,757
	General Motors Co.	5.400%	10/2/23	2,970	2,970
	General Motors Financial Co. Inc.	3.250%	1/5/23	3,850	3,838
	General Motors Financial Co. Inc.	3.700%	5/9/23	2,893	2,876
	General Motors Financial Co. Inc.	4.150%	6/19/23	5,119	5,093
	General Motors Financial Co. Inc.	5.100%	1/17/24	1,900	1,890
[2]	Harley-Davidson Financial Services Inc.	3.350%	2/15/23	1,000	993
	Lowe's Cos. Inc.	3.875%	9/15/23	1,509	1,494
	Marriott International Inc.	2.125%	10/3/22	451	451
[2]	Nissan Motor Acceptance Co. LLC	3.450%	3/15/23	4,252	4,214
[2]	Nissan Motor Acceptance Co. LLC	3.875%	9/21/23	735	723
[2]	Nissan Motor Co. Ltd.	3.043%	9/15/23	5,337	5,207
	Starbucks Corp.	3.850%	10/1/23	1,132	1,124
	Stellantis NV	5.250%	4/15/23	2,954	2,953
	Toyota Motor Corp.	0.681%	3/25/24	2,000	1,887
	Toyota Motor Credit Corp.	2.625%	1/10/23	4,236	4,219
	Toyota Motor Credit Corp.	2.700%	1/11/23	240	239
	Toyota Motor Credit Corp.	2.500%	3/22/24	7,765	7,528
	Toyota Motor Credit Corp.	4.400%	9/20/24	17,550	17,441
[5]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	2,590	1,644
[2]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	6,205	6,134
[2]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	15,698	14,966
					176,543
Consumer Staples (2.7%)
[2]	7-Eleven Inc.	0.625%	2/10/23	14,479	14,269
	Altria Group Inc.	3.800%	2/14/24	4,328	4,244
	BAT Capital Corp.	3.222%	8/15/24	4,000	3,849
	Campbell Soup Co.	3.650%	3/15/23	1,784	1,777
	Church & Dwight Co. Inc.	2.875%	10/1/22	3,222	3,222
[2]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	305	302
[2]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	2,500	2,435
	Constellation Brands Inc.	3.600%	5/9/24	1,000	979
	Diageo Capital plc	3.500%	9/18/23	3,120	3,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dollar General Corp.	4.250%	9/20/24	4,470	4,416
	General Mills Inc.	2.600%	10/12/22	8,115	8,113
[2]	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	3,760	3,641
	Hormel Foods Corp.	0.650%	6/3/24	5,000	4,685
	Keurig Dr Pepper Inc.	0.750%	3/15/24	10	9
	Kimberly-Clark Corp.	2.400%	6/1/23	1,195	1,179
	Philip Morris International Inc.	2.500%	11/2/22	2,924	2,920
	Philip Morris International Inc.	2.625%	3/6/23	1,000	991
	Philip Morris International Inc.	1.125%	5/1/23	2,404	2,354
	Philip Morris International Inc.	2.125%	5/10/23	4,712	4,640
	Reynolds American Inc.	4.850%	9/15/23	2,220	2,212
	Unilever Capital Corp.	3.125%	3/22/23	170	169
	Walgreens Boots Alliance Inc.	0.950%	11/17/23	6,825	6,541
					76,027
Energy (3.6%)
	Canadian Natural Resources Ltd.	2.950%	1/15/23	6,185	6,154
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	1,575	1,601
	ConocoPhillips Co.	2.400%	12/15/22	9,000	8,966
	Ecopetrol SA	5.875%	9/18/23	4,545	4,513
	Enable Midstream Partners LP	3.900%	5/15/24	2,000	1,947
	Enbridge Inc.	4.000%	10/1/23	9,232	9,143
	Enbridge Inc.	0.550%	10/4/23	2,800	2,676
[4]	Enbridge Inc., SOFR + 0.630%	3.304%	2/16/24	1,610	1,593
	Energy Transfer LP	3.450%	1/15/23	82	82
	Energy Transfer LP	3.600%	2/1/23	2,917	2,904
	Energy Transfer LP	4.250%	3/15/23	4,500	4,479
	Energy Transfer LP	4.200%	9/15/23	2,210	2,183
	Energy Transfer LP	4.900%	2/1/24	2,574	2,559
	EOG Resources Inc.	2.625%	3/15/23	5,146	5,103
[6]	EQT Corp.	5.678%	10/1/25	515	511
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	725	721
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	696	685
	Kinder Morgan Inc.	3.150%	1/15/23	633	630
[2]	Kinder Morgan Inc.	5.625%	11/15/23	5,290	5,295
	MPLX LP	4.500%	7/15/23	7,130	7,087
	Phillips 66	3.700%	4/6/23	4,025	4,011
	Phillips 66	0.900%	2/15/24	3,685	3,493
	Pioneer Natural Resources Co.	0.550%	5/15/23	5,000	4,877
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	3,300	3,306
[2]	Saudi Arabian Oil Co.	1.250%	11/24/23	200	192
[2]	Schlumberger Finance Canada Ltd.	2.650%	11/20/22	2,060	2,058
[2]	Schlumberger Holdings Corp.	3.625%	12/21/22	224	224
[2]	Schlumberger Holdings Corp.	3.750%	5/1/24	648	636
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	410	409
[2]	Southern Natural Gas Co. LLC	0.625%	4/28/23	1,500	1,462
	Thai Oil PCL	3.625%	1/23/23	100	99
	Thaioil Treasury Center Co. Ltd.	3.625%	1/23/23	200	199
	TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	3,950	3,903
	TransCanada PipeLines Ltd.	1.000%	10/12/24	1,220	1,125
	Williams Cos. Inc.	3.700%	1/15/23	1,281	1,280
	Williams Cos. Inc.	4.500%	11/15/23	3,035	3,018
	Williams Cos. Inc.	4.300%	3/4/24	4,305	4,250
					103,374
Financials (32.1%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	500	497
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	4,500	4,440

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, SOFR + 0.680%	3.651%	9/29/23	2,900	2,847
	Affiliated Managers Group Inc.	4.250%	2/15/24	1,458	1,446
[2]	AIG Global Funding	0.400%	9/13/23	5,124	4,919
[2]	AIG Global Funding	0.450%	12/8/23	5,902	5,609
	Air Lease Corp.	2.250%	1/15/23	1,000	993
	Air Lease Corp.	2.750%	1/15/23	4,855	4,821
	Air Lease Corp.	3.875%	7/3/23	2,812	2,782
	Air Lease Corp.	3.000%	9/15/23	2,000	1,951
	Air Lease Corp.	0.700%	2/15/24	1,837	1,717
	Allstate Corp.	3.150%	6/15/23	14,005	13,870
	Ally Financial Inc.	3.050%	6/5/23	7,807	7,714
	Ally Financial Inc.	1.450%	10/2/23	10,000	9,649
	American Express Co.	3.400%	2/27/23	4,391	4,372
	American Express Co.	3.700%	8/3/23	8,723	8,662
	American Express Co.	3.375%	5/3/24	13,000	12,679
[2]	ANZ New Zealand International Ltd.	1.900%	2/13/23	2,966	2,940
[2]	ANZ New Zealand International Ltd.	3.400%	3/19/24	1,143	1,119
	Aon Corp.	2.200%	11/15/22	1,140	1,137
	Aon plc	4.000%	11/27/23	5,415	5,366
	Ares Capital Corp.	3.500%	2/10/23	716	712
[2]	ASB Bank Ltd.	3.750%	6/14/23	281	279
[2]	Athene Global Funding	2.800%	5/26/23	1,355	1,334
[2]	Athene Global Funding	1.200%	10/13/23	17,773	17,021
[4,5]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	4.251%	7/26/29	432	278
	Banco Santander SA	3.125%	2/23/23	7,645	7,600
	Banco Santander SA	3.848%	4/12/23	6,681	6,633
	Banco Santander SA	2.706%	6/27/24	11,800	11,277
	Banco Santander SA	0.701%	6/30/24	5,698	5,477
[4,5]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	3.841%	1/19/23	400	256
	Bank of America Corp.	3.004%	12/20/23	12,377	12,314
	Bank of America Corp.	3.550%	3/5/24	14,956	14,841
	Bank of America Corp.	1.486%	5/19/24	1,000	978
	Bank of America Corp.	0.523%	6/14/24	1,919	1,853
	Bank of America Corp.	0.810%	10/24/24	421	400
	Bank of Montreal	0.400%	9/15/23	18,400	17,610
	Bank of Montreal	0.450%	12/8/23	200	190
	Bank of Montreal	0.625%	7/9/24	200	185
	Bank of Montreal	4.250%	9/14/24	7,400	7,280
	Bank of New York Mellon Corp.	3.650%	2/4/24	1,402	1,383
	Bank of Nova Scotia	1.625%	5/1/23	13,897	13,669
	Bank of Nova Scotia	0.400%	9/15/23	7,089	6,785
	Bank of Nova Scotia	0.550%	9/15/23	1,000	958
[2]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	3,260	3,236
	Barclays plc	4.338%	5/16/24	3,967	3,923
	Barclays plc	1.007%	12/10/24	5,000	4,706
[4,5]	Barclays plc, 3M Australian Bank Bill Rate + 1.800%	4.553%	6/15/23	1,250	801
[2]	BNP Paribas SA	3.500%	3/1/23	6,000	5,960
[2]	BNZ International Funding Ltd.	2.650%	11/3/22	600	599
[2]	BNZ International Funding Ltd.	3.375%	3/1/23	2,122	2,112
[2]	BPCE SA	2.750%	1/11/23	1,945	1,937
[2]	BPCE SA	5.700%	10/22/23	5,800	5,765
[4,5]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	3.351%	4/26/23	410	263
[2]	Brighthouse Financial Global Funding	0.600%	6/28/23	10,575	10,234
[2]	Brighthouse Financial Global Funding	1.200%	12/15/23	851	812

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	9,540	9,260
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	6,787	6,601
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	5,000	4,938
	Capital One Bank USA NA	3.375%	2/15/23	3,103	3,089
	Capital One Financial Corp.	2.600%	5/11/23	5,547	5,482
	Capital One Financial Corp.	3.500%	6/15/23	1,596	1,584
	Charles Schwab Corp.	2.650%	1/25/23	2,266	2,255
	Charles Schwab Corp.	3.550%	2/1/24	1,424	1,402
	Chubb INA Holdings Inc.	2.875%	11/3/22	4,790	4,780
	Chubb INA Holdings Inc.	2.700%	3/13/23	1,855	1,841
	Citigroup Inc.	3.500%	5/15/23	5,550	5,509
	Citigroup Inc.	1.678%	5/15/24	7,423	7,266
	Citigroup Inc.	4.044%	6/1/24	3,318	3,292
	Citigroup Inc.	0.776%	10/30/24	2,000	1,902
[2]	Commonwealth Bank of Australia	3.450%	3/16/23	160	159
	Cooperatieve Rabobank UA	3.950%	11/9/22	375	375
	Cooperatieve Rabobank UA	3.875%	8/22/24	5,700	5,589
[2]	Credit Agricole SA	3.750%	4/24/23	4,313	4,285
	Credit Suisse AG	1.000%	5/5/23	14,000	13,683
	Credit Suisse AG	0.520%	8/9/23	4,695	4,495
	Credit Suisse AG	4.750%	8/9/24	6,300	6,135
	Credit Suisse Group AG	3.800%	6/9/23	9,418	9,246
[2]	Danske Bank A/S	3.875%	9/12/23	115	113
[2]	Danske Bank A/S	1.171%	12/8/23	7,500	7,433
[2]	Danske Bank A/S	1.226%	6/22/24	2,625	2,427
	Deutsche Bank AG	3.300%	11/16/22	3,115	3,109
	Deutsche Bank AG	0.962%	11/8/23	2,400	2,285
	Discover Bank	3.350%	2/6/23	1,744	1,736
	Discover Bank	4.200%	8/8/23	6,311	6,262
	Discover Bank	2.450%	9/12/24	6,000	5,676
[2]	DNB Bank ASA	2.150%	12/2/22	425	423
[2]	Equitable Financial Life Global Funding	0.500%	4/6/23	6,939	6,830
[2]	Equitable Financial Life Global Funding	0.500%	11/17/23	6,587	6,266
	Fifth Third Bancorp	1.625%	5/5/23	500	491
	Fifth Third Bancorp	4.300%	1/16/24	3,101	3,070
	First Republic Bank	1.912%	2/12/24	3,238	3,201
[2,7]	Five Corners Funding Trust	4.419%	11/15/23	30,305	30,045
[2]	GA Global Funding Trust	1.000%	4/8/24	7,590	7,054
	GATX Corp.	3.900%	3/30/23	721	718
	Goldman Sachs Group Inc.	3.200%	2/23/23	7,590	7,549
	Goldman Sachs Group Inc.	0.523%	3/8/23	150	148
	Goldman Sachs Group Inc.	0.627%	11/17/23	5,084	5,052
	Goldman Sachs Group Inc.	1.217%	12/6/23	3,000	2,877
	Goldman Sachs Group Inc.	0.673%	3/8/24	3,168	3,095
	Goldman Sachs Group Inc.	3.000%	3/15/24	3,000	2,916
	Goldman Sachs Group Inc.	0.657%	9/10/24	4,595	4,377
	Goldman Sachs Group Inc.	0.925%	10/21/24	1,100	1,044
[4,5]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	3.503%	5/16/23	200	128
	HSBC Holdings plc	3.600%	5/25/23	2,400	2,378
	HSBC Holdings plc	3.033%	11/22/23	5,028	5,010
[5]	HSBC Holdings plc	3.350%	2/16/24	3,163	1,991
	HSBC Holdings plc	3.950%	5/18/24	12,765	12,603
	HSBC Holdings plc	0.732%	8/17/24	12,477	11,910
	Huntington National Bank	3.550%	10/6/23	1,184	1,171
[2]	ING Bank NV	5.800%	9/25/23	2,000	1,994
	Invesco Finance plc	4.000%	1/30/24	6,410	6,313
	Jackson Financial Inc.	1.125%	11/22/23	1,135	1,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.375%	5/1/23	1,090	1,083
	JPMorgan Chase & Co.	2.700%	5/18/23	3,394	3,362
	JPMorgan Chase & Co.	0.697%	3/16/24	10,112	9,908
	JPMorgan Chase & Co.	3.559%	4/23/24	11,951	11,829
	JPMorgan Chase & Co.	1.514%	6/1/24	1,277	1,247
	JPMorgan Chase & Co.	3.797%	7/23/24	5,849	5,775
	JPMorgan Chase & Co.	0.653%	9/16/24	1,754	1,674
[2]	Liberty Mutual Group Inc.	4.250%	6/15/23	4,024	3,985
[5]	Lloyds Banking Group plc	3.650%	3/20/23	750	478
	Lloyds Banking Group plc	4.050%	8/16/23	10,300	10,183
	Lloyds Banking Group plc	2.907%	11/7/23	2,475	2,469
[5]	Lloyds Banking Group plc	3.900%	11/23/23	690	435
	Lloyds Banking Group plc	3.900%	3/12/24	612	599
	Lloyds Banking Group plc	0.695%	5/11/24	21,960	21,277
	Loews Corp.	2.625%	5/15/23	8,443	8,353
[2]	Macquarie Bank Ltd.	0.441%	12/16/22	6,846	6,791
[2]	Macquarie Group Ltd.	3.189%	11/28/23	22,778	22,706
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	789	781
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	6,112	6,029
[2]	MassMutual Global Funding II	2.500%	10/17/22	459	459
[2]	MassMutual Global Funding II	0.480%	8/28/23	2,000	1,928
[2]	Met Tower Global Funding	0.700%	4/5/24	700	656
[2]	Metropolitan Life Global Funding I	3.000%	1/10/23	3,011	3,003
[2]	Metropolitan Life Global Funding I	1.950%	1/13/23	11,352	11,261
[2]	Metropolitan Life Global Funding I	3.600%	1/11/24	2,348	2,309
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	1,870	1,861
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	10,400	10,285
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	222	217
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	5,300	5,179
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	400	384
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	1,045	997
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	3,500	3,453
[2]	Mizuho Bank Ltd.	2.950%	10/17/22	10,000	9,993
	Mizuho Financial Group Inc.	1.241%	7/10/24	3,640	3,521
	Mizuho Financial Group Inc.	0.849%	9/8/24	280	267
	Morgan Stanley	4.875%	11/1/22	975	975
	Morgan Stanley	3.750%	2/25/23	3,692	3,680
	Morgan Stanley	4.100%	5/22/23	2,453	2,443
	Morgan Stanley	0.560%	11/10/23	7,868	7,827
	Morgan Stanley	0.529%	1/25/24	2,450	2,411
	Morgan Stanley	0.731%	4/5/24	5,994	5,852
	Morgan Stanley	3.737%	4/24/24	3,441	3,405
	Morgan Stanley	3.875%	4/29/24	4,000	3,932
[2]	MUFG Bank Ltd.	4.100%	9/9/23	200	198
[2]	MUFG Bank Ltd.	3.750%	3/10/24	2,000	1,958
	MUFG Union Bank NA	2.100%	12/9/22	1,684	1,678
	Nasdaq Inc.	0.445%	12/21/22	800	792
	National Australia Bank Ltd.	2.875%	4/12/23	300	297
[2]	National Bank of Canada	2.150%	10/7/22	12,721	12,719
	National Bank of Canada	2.100%	2/1/23	1,477	1,463
[2]	Nationwide Building Society	2.000%	1/27/23	300	298
	NatWest Group plc	3.875%	9/12/23	2,000	1,972
	NatWest Group plc	4.519%	6/25/24	2,000	1,977
[2]	NatWest Markets plc	2.375%	5/21/23	2,795	2,737
[2]	New York Life Global Funding	1.100%	5/5/23	526	516
[2]	New York Life Global Funding	2.900%	1/17/24	484	473
[2]	Nordea Bank Abp	1.000%	6/9/23	1,835	1,784
[2]	Nordea Bank Abp	3.750%	8/30/23	3,700	3,654

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nordea Bank Abp	3.750%	8/30/23	5,000	4,937
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	3/14/23	1,523	1,507
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	2,705	2,679
	PNC Bank NA	3.500%	6/8/23	2,914	2,895
	PNC Bank NA	3.800%	7/25/23	1,159	1,151
	PNC Financial Services Group Inc.	3.500%	1/23/24	6,016	5,920
	PNC Financial Services Group Inc.	3.900%	4/29/24	1,170	1,153
[2]	Pricoa Global Funding I	3.450%	9/1/23	100	99
	Principal Financial Group Inc.	3.125%	5/15/23	1,906	1,889
[2]	Principal Life Global Funding II	0.500%	1/8/24	1,145	1,083
[2]	Principal Life Global Funding II	0.750%	4/12/24	975	910
[2]	Protective Life Global Funding	0.502%	4/12/23	5,200	5,088
[2]	Protective Life Global Funding	0.391%	7/7/23	2,500	2,421
[2]	Protective Life Global Funding	0.631%	10/13/23	4,775	4,578
	Protective Life Global Funding	0.631%	10/13/23	300	288
	Reinsurance Group of America Inc.	4.700%	9/15/23	246	245
[2]	Reliance Standard Life Global Funding II	2.150%	1/21/23	895	887
[2]	Reliance Standard Life Global Funding II	3.850%	9/19/23	5,700	5,615
	Royal Bank of Canada	3.970%	7/26/24	26,323	25,876
	Santander Holdings USA Inc.	3.400%	1/18/23	1,800	1,793
[2]	Santander UK plc	5.000%	11/7/23	1,965	1,938
[2]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	6,000	5,757
[2]	Standard Chartered plc	1.319%	10/14/23	10,196	10,183
	Standard Chartered plc	1.319%	10/14/23	200	200
	State Bank of India	4.500%	9/28/23	650	644
	State Street Corp.	3.100%	5/15/23	6,300	6,245
[4,5]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.730%	3.163%	11/29/22	1,250	799
[5]	Sumitomo Mitsui Financial Group Inc.	3.604%	3/7/23	1,420	905
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,255	1,245
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	3,021	2,993
[2]	Sumitomo Mitsui Trust Bank Ltd.	0.800%	9/12/23	3,889	3,735
[2]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	2,000	1,876
[2]	Swedbank AB	1.300%	6/2/23	3,050	2,973
[2]	Swiss Re Treasury US Corp.	2.875%	12/6/22	2,082	2,075
	Toronto-Dominion Bank	0.750%	6/12/23	1,046	1,017
	Toronto-Dominion Bank	3.500%	7/19/23	3,500	3,472
	Toronto-Dominion Bank	3.250%	3/11/24	309	302
	Toronto-Dominion Bank	4.285%	9/13/24	8,600	8,470
	Truist Bank	3.689%	8/2/24	2,190	2,167
[2]	UBS AG	0.375%	6/1/23	1,228	1,192
[2]	UBS AG	0.450%	2/9/24	1,434	1,348
[2]	UBS Group AG	1.008%	7/30/24	7,110	6,859
	US Bancorp	3.375%	2/5/24	503	494
[2]	USAA Capital Corp.	1.500%	5/1/23	1,750	1,720
	Wells Fargo & Co.	4.125%	8/15/23	7,027	6,991
	Wells Fargo & Co.	1.654%	6/2/24	4,456	4,351
	Westpac Banking Corp.	3.650%	5/15/23	50	50
[4,5]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	4.705%	6/22/28	5,700	3,651
					923,581
Health Care (6.4%)
	AbbVie Inc.	2.900%	11/6/22	66	66
	AbbVie Inc.	2.300%	11/21/22	1,910	1,905
	Aetna Inc.	2.800%	6/15/23	11,180	11,029
	AmerisourceBergen Corp.	0.737%	3/15/23	3,117	3,064
	Amgen Inc.	2.250%	8/19/23	3,000	2,943
	Anthem Inc.	2.950%	12/1/22	1,300	1,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anthem Inc.	3.300%	1/15/23	2,638	2,630
	Anthem Inc.	0.450%	3/15/23	481	472
	Anthem Inc.	3.500%	8/15/24	4,600	4,494
	AstraZeneca plc	0.300%	5/26/23	6,285	6,120
[4]	Baxter International Inc., SOFR + 0.260%	3.060%	12/1/23	8,000	7,927
	Bristol-Myers Squibb Co.	3.250%	2/20/23	3,247	3,233
	Bristol-Myers Squibb Co.	0.537%	11/13/23	3,520	3,373
	Bristol-Myers Squibb Co.	3.625%	5/15/24	1,317	1,296
	Bristol-Myers Squibb Co.	2.900%	7/26/24	807	783
	Cardinal Health Inc.	3.200%	3/15/23	51	51
	Cigna Corp.	3.050%	11/30/22	3,700	3,694
	Cigna Corp.	3.000%	7/15/23	5,000	4,939
	Cigna Corp.	3.750%	7/15/23	4,500	4,463
	Cigna Corp.	3.500%	6/15/24	1,124	1,098
	CommonSpirit Health	2.950%	11/1/22	857	855
	DH Europe Finance II Sarl	2.050%	11/15/22	9,775	9,752
	Gilead Sciences Inc.	3.700%	4/1/24	1,483	1,461
	Humana Inc.	3.150%	12/1/22	3,200	3,196
	Humana Inc.	2.900%	12/15/22	7,905	7,876
	Humana Inc.	0.650%	8/3/23	2,000	1,932
	Illumina Inc.	0.550%	3/23/23	6,000	5,880
	McKesson Corp.	2.700%	12/15/22	9,443	9,417
	McKesson Corp.	2.850%	3/15/23	2,875	2,855
[2]	Mylan Inc.	3.125%	1/15/23	800	796
	PerkinElmer Inc.	0.550%	9/15/23	7,830	7,495
[2]	Roche Holdings Inc.	3.250%	9/17/23	4,737	4,691
[2]	Roche Holdings Inc.	2.132%	3/10/25	630	595
	Royalty Pharma plc	0.750%	9/2/23	14,169	13,569
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	4,843	4,737
	SSM Health Care Corp.	3.688%	6/1/23	16,000	15,899
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	10,532	10,532
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	5,950	5,723
[4]	Thermo Fisher Scientific Inc., SOFR + 0.350%	2.688%	4/18/23	5,000	4,993
	UnitedHealth Group Inc.	2.375%	10/15/22	2,811	2,810
	Wyeth LLC	7.250%	3/1/23	149	151
	Zoetis Inc.	3.250%	2/1/23	2,632	2,620
					182,712
Industrials (3.1%)
	Boeing Co.	2.200%	10/30/22	309	308
	Boeing Co.	1.167%	2/4/23	1,984	1,960
	Boeing Co.	4.508%	5/1/23	8,940	8,911
	Boeing Co.	1.433%	2/4/24	2,815	2,676
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	225	224
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,216	1,206
	Canadian Pacific Railway Co.	4.450%	3/15/23	975	974
	Canadian Pacific Railway Co.	1.350%	12/2/24	200	185
	Caterpillar Financial Services Corp.	2.550%	11/29/22	955	954
	Caterpillar Financial Services Corp.	2.625%	3/1/23	533	529
	Caterpillar Financial Services Corp.	3.450%	5/15/23	2,088	2,077
	CNH Industrial Capital LLC	1.950%	7/2/23	7,563	7,398
	CNH Industrial NV	4.500%	8/15/23	2,650	2,632
	Cummins Inc.	3.650%	10/1/23	6,830	6,764
[2]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	5,785	5,514
	Emerson Electric Co.	2.625%	2/15/23	543	540
	Huntington Ingalls Industries Inc.	0.670%	8/16/23	12,400	11,957
	John Deere Capital Corp.	2.700%	1/6/23	136	136
	John Deere Capital Corp.	0.250%	1/17/23	242	239
	John Deere Capital Corp.	2.800%	1/27/23	104	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	L3Harris Technologies Inc.	3.850%	6/15/23	475	473
	Parker-Hannifin Corp.	3.650%	6/15/24	1,060	1,037
[5]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	50	32
	Republic Services Inc.	4.750%	5/15/23	2,749	2,750
	Rockwell Automation Inc.	0.350%	8/15/23	2,400	2,314
	Ryder System Inc.	3.750%	6/9/23	123	122
	Ryder System Inc.	3.875%	12/1/23	3,000	2,960
	Ryder System Inc.	3.650%	3/18/24	610	598
	Southwest Airlines Co.	2.750%	11/16/22	190	189
	Teledyne Technologies Inc.	0.650%	4/1/23	1,700	1,661
	Trane Technologies Global Holding Co Ltd.	4.250%	6/15/23	2,470	2,459
	Union Pacific Corp.	2.950%	1/15/23	2,786	2,775
	Union Pacific Corp.	2.750%	4/15/23	3,226	3,199
	Union Pacific Corp.	3.500%	6/8/23	7,983	7,937
	Union Pacific Corp.	3.150%	3/1/24	1,349	1,322
	United Parcel Service Inc.	2.450%	10/1/22	694	694
	Waste Management Inc.	2.400%	5/15/23	3,930	3,883
					89,693
Materials (2.3%)
	Carlisle Cos. Inc.	0.550%	9/1/23	3,425	3,290
	Celanese US Holdings LLC	3.500%	5/8/24	2,000	1,922
	Celanese US Holdings LLC	5.900%	7/5/24	2,160	2,131
[2]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	7,579	7,517
	DuPont de Nemours Inc.	4.205%	11/15/23	4,465	4,437
[2]	Georgia-Pacific LLC	3.734%	7/15/23	1,500	1,490
	Georgia-Pacific LLC	8.000%	1/15/24	1,625	1,689
	Indonesia Asahan Aluminium Persero PT	5.710%	11/15/23	4,126	4,124
	LYB International Finance BV	4.000%	7/15/23	3,210	3,179
	Martin Marietta Materials Inc.	0.650%	7/15/23	4,000	3,866
	Mosaic Co.	4.250%	11/15/23	7,991	7,937
	Nutrien Ltd.	3.150%	10/1/22	3,739	3,739
	Nutrien Ltd.	1.900%	5/13/23	9,555	9,382
	Sherwin-Williams Co.	4.050%	8/8/24	11,963	11,769
					66,472
Real Estate (2.9%)
	American Tower Corp.	3.500%	1/31/23	70	70
	American Tower Corp.	3.000%	6/15/23	12,104	11,947
	American Tower Corp.	0.600%	1/15/24	2,151	2,032
	AvalonBay Communities Inc.	2.850%	3/15/23	402	398
	AvalonBay Communities Inc.	4.200%	12/15/23	6,000	5,955
	Boston Properties LP	3.125%	9/1/23	6,610	6,486
	Boston Properties LP	3.800%	2/1/24	200	196
	Brandywine Operating Partnership LP	3.950%	2/15/23	2,650	2,637
	Camden Property Trust	4.875%	6/15/23	5,526	5,520
	Crown Castle International Corp.	3.150%	7/15/23	7,446	7,348
	Federal Realty Investment Trust	2.750%	6/1/23	1,456	1,438
[5]	General Property Trust Co.	3.591%	11/7/23	3,380	2,137
	Kimco Realty Corp.	2.700%	3/1/24	1,221	1,183
	Mid-America Apartments LP	4.300%	10/15/23	2,310	2,292
	Omega Healthcare Investors Inc.	4.375%	8/1/23	1,992	1,974
	Realty Income Corp.	4.600%	2/6/24	4,950	4,932
[5]	Shopping Centres Australasia Property Group	3.900%	6/7/24	1,440	903
	Simon Property Group LP	2.750%	6/1/23	19,698	19,455
	Simon Property Group LP	3.750%	2/1/24	1,200	1,183
	SL Green Operating Partnership LP	3.250%	10/15/22	1,789	1,788
	Ventas Realty LP	3.500%	4/15/24	1,400	1,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ventas Realty LP	3.750%	5/1/24	1,000	977
	Welltower Inc.	4.500%	1/15/24	2,179	2,160
					84,375
Technology (1.8%)
	Adobe Inc.	1.700%	2/1/23	2,476	2,454
	Apple Inc.	2.400%	1/13/23	195	194
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	238	237
[2]	Dell International LLC / EMC Corp.	5.450%	6/15/23	866	868
	Dell International LLC / EMC Corp.	5.450%	6/15/23	6,074	6,089
	Fidelity National Information Services Inc.	0.375%	3/1/23	110	108
	Global Payments Inc.	3.750%	6/1/23	3,637	3,603
	Global Payments Inc.	4.000%	6/1/23	3,699	3,671
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	3,580	3,562
[5]	Intel Corp.	4.000%	12/1/22	4,270	2,733
	International Business Machines Corp.	2.875%	11/9/22	1,281	1,281
	Oracle Corp.	2.500%	10/15/22	3,000	2,998
	Oracle Corp.	2.625%	2/15/23	4,500	4,468
	Oracle Corp.	3.625%	7/15/23	699	692
	Oracle Corp.	2.400%	9/15/23	5,926	5,780
	Skyworks Solutions Inc.	0.900%	6/1/23	5,680	5,519
	VMware Inc.	0.600%	8/15/23	8,726	8,405
					52,662
Utilities (3.5%)
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	1,100	1,081
	Atmos Energy Corp.	0.625%	3/9/23	210	207
	Baltimore Gas and Electric Co.	3.350%	7/1/23	2,239	2,216
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	2,292	2,271
	Black Hills Corp.	1.037%	8/23/24	600	555
	CenterPoint Energy Inc.	2.500%	9/1/24	1,235	1,175
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	5,088	5,000
	Connecticut Light and Power Co.	2.500%	1/15/23	3,960	3,937
	Consolidated Edison Inc.	0.650%	12/1/23	1,946	1,855
	Consumers Energy Co.	3.375%	8/15/23	1,529	1,510
[2]	Dominion Energy Inc.	2.450%	1/15/23	5,000	4,972
	DTE Energy Co.	0.550%	11/1/22	1,680	1,676
	Duke Energy Corp.	3.950%	10/15/23	3,692	3,660
	Duke Energy Ohio Inc.	3.800%	9/1/23	1,005	996
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	5,787	5,693
	Edison International	3.125%	11/15/22	1,610	1,607
	Edison International	2.950%	3/15/23	5,620	5,563
[2]	Engie SA	2.875%	10/10/22	160	160
	Entergy Louisiana LLC	0.620%	11/17/23	1,318	1,261
	Entergy Louisiana LLC	0.950%	10/1/24	2,000	1,854
	Eversource Energy	2.800%	5/1/23	2,443	2,415
	Eversource Energy	3.800%	12/1/23	5,274	5,203
[4]	Eversource Energy, SOFR + 0.250%	2.907%	8/15/23	2,400	2,386
	MidAmerican Energy Co.	3.700%	9/15/23	1,281	1,276
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	6,700	6,593
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	4,000	3,888
[4]	NextEra Energy Capital Holdings Inc., SOFR + 0.400%	2.986%	11/3/23	7,300	7,232
	NTPC Ltd.	4.750%	10/3/22	1,010	1,010
	Oklahoma Gas and Electric Co.	0.553%	5/26/23	53	52
	Public Service Electric and Gas Co.	2.375%	5/15/23	2,556	2,523
	Southern California Edison Co.	0.700%	4/3/23	658	645
	Southern California Edison Co.	3.400%	6/1/23	1,066	1,053
	Southern California Edison Co.	0.700%	8/1/23	285	275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	3.500%	10/1/23	262	258
	Southern Co.	4.475%	8/1/24	2,240	2,211
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	645	629
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	1,258	1,247
[2]	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	2,353	2,343
	Tampa Electric Co.	3.875%	7/12/24	720	707
[5]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	4,260	2,699
	Virginia Electric and Power Co.	2.750%	3/15/23	170	168
	WEC Energy Group Inc.	0.550%	9/15/23	9,300	8,910
					100,972
Total Corporate Bonds (Cost $1,999,977)					1,961,478
Sovereign Bonds (1.7%)
[5]	Airservices Australia	2.750%	5/15/23	1,060	673
	APICORP Sukuk Ltd.	3.141%	11/1/22	3,012	3,002
	Export-Import Bank of India	4.000%	1/14/23	1,603	1,599
	Kingdom of Morocco	4.250%	12/11/22	200	199
[8]	Korea Monetary Stabilization Bond	3.050%	7/9/23	40,000,000	27,863
[8]	Korea Monetary Stabilization Bond	3.310%	9/9/23	9,000,000	6,253
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	591	589
	Republic of Chile	2.250%	10/30/22	1,590	1,586
	Republic of Colombia	2.625%	3/15/23	200	197
	Republic of Croatia	5.500%	4/4/23	840	839
	Republic of Hungary	5.375%	2/21/23	3,478	3,472
	Republic of Hungary	5.375%	3/25/24	730	718
	Romania	4.375%	8/22/23	2,388	2,376
Total Sovereign Bonds (Cost $52,417)					49,366
				Shares
Temporary Cash Investments (11.5%)

Money Market Fund (1.0%)
[9]	Vanguard Market Liquidity Fund	2.828%		286,343	28,626
			Maturity Date	Face Amount ($000)
Commercial Paper (0.5%)
	Raytheon Technologies Corp.	3.797%	12/1/22	1,600	1,589
	Raytheon Technologies Corp.	3.691%	12/19/22	1,200	1,189
	Raytheon Technologies Corp.	3.861%	12/30/22	10,400	10,296
					13,074
U.S. Government and Agency Obligations (10.0%)
	United States Treasury Bill	3.335%	8/10/23	86,600	83,817

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Bill	3.615%	9/7/23	212,500	204,756
				288,573
Total Temporary Cash Investments (Cost $331,413)				330,273
Total Investments (99.1%) (Cost $2,900,289)				2,849,362
Other Assets and Liabilities—Net (0.9%)				26,389
Net Assets (100%)				2,875,751
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the aggregate value was $584,774,000, representing 20.3% of net assets.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Face amount denominated in Australian dollars.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2022.
7	Securities with a value of $467,000 have been segregated as initial margin for open futures contracts.
8	Face amount denominated in Korean won.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
REMIC—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2022	849	174,377	(813)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2022	(44)	(4,730)	138
				(675)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Citibank, N.A.	11/2/22	AUD	40	USD	27	—	(1)
JPMorgan Chase Bank, N.A.	11/2/22	AUD	35	USD	24	—	(1)
Credit Agricole CIB	11/2/22	USD	29,199	AUD	43,249	1,524	—
JPMorgan Chase Bank, N.A.	7/10/23	USD	17,551	KRW	24,000,000	540	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Citibank, N.A.	7/10/23	USD	16,199	KRW	21,000,000	1,315	—
BNP Paribas	7/10/23	USD	4,387	KRW	6,000,000	134	—
						3,513	(2)
AUD—Australian dollar.
KRW—Korean won.
USD—U.S. dollar.
At September 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $703,000 and cash of $2,360,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	169,918	—	169,918
Asset-Backed/Commercial Mortgage-Backed Securities	—	338,327	—	338,327
Corporate Bonds	—	1,961,478	—	1,961,478
Sovereign Bonds	—	49,366	—	49,366
Temporary Cash Investments	28,626	301,647	—	330,273
Total	28,626	2,820,736	—	2,849,362
Derivative Financial Instruments
Assets
Futures Contracts[1]	138	—	—	138
Forward Currency Contracts	—	3,513	—	3,513
Total	138	3,513	—	3,651
Liabilities
Futures Contracts[1]	813	—	—	813
Forward Currency Contracts	—	2	—	2
Total	813	2	—	815
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.